Description of the business and summary of significant accounting policies - Aircraft, rotable spare parts, furniture and equipment, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018 agreement	Dec. 31, 2018 engine	Dec. 31, 2018 aircraft	Dec. 31, 2018	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 agreement	Dec. 31, 2017 engine	Dec. 31, 2017 aircraft	Dec. 31, 2017	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 agreement	Dec. 31, 2016 aircraft	Dec. 31, 2016	Dec. 31, 2016 MXN ($)
Aircraft, rotable spare parts, furniture and equipment, net
Maintenance deposits expensed as supplemental rent						$ 87,019					$ 103,648				$ 143,923
Number of aircraft added to fleet | aircraft				10					5				17
Maintenance adjustment payments expensed as contingent rent						212,582					162,108				201,434
Number of aircraft with lease term extended		2		2			3		3			2	2
Number of engine agreements for which lease term extended | engine			2					2
Maintenance deposits expensed to contingent rent prior to lease extensions						0					65,716				92,528
Amortization of lease incentives						84,637					88,224				74,748
Length of time before routine aircraft and engine maintenance is required	22 months
Additions						2,693,397					2,584,232				2,198,697
Depreciation						427,756					496,291				496,253
Capitalized borrowing costs						357,920					193,389				95,445
Rate used to determine amount of borrowing cost					4.41%					3.30%				2.88%
Aircraft parts and rotable spare parts
Aircraft, rotable spare parts, furniture and equipment, net
Additions						106,240					115,173				110,592
Depreciation						54,320					44,409				33,430
Aircraft spare engines
Aircraft, rotable spare parts, furniture and equipment, net
Additions						260,131					385				323,025
Depreciation						16,785					16,795				1,337
Standardization
Aircraft, rotable spare parts, furniture and equipment, net
Additions						10,803					15,833				21,953
Depreciation						13,729					18,543				23,728
Annual depreciation rate	Remaining contractual lease term
Computer equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions						5,316					1,845				740
Depreciation						7,215					3,809				2,549
Annual depreciation rate					25.00%
Communications equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions						1,050									129
Depreciation						892					796				831
Annual depreciation rate					10.00%
Office furniture and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions						652					6,805				517
Depreciation						6,209					3,801				3,559
Annual depreciation rate					10.00%
Electric power equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions															1,467
Depreciation						1,132					1,294				1,946
Annual depreciation rate					10.00%
Workshop machinery and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions						1,040					123				131
Depreciation						727					722				692
Annual depreciation rate					10.00%
Service carts on board
Aircraft, rotable spare parts, furniture and equipment, net
Additions															36
Depreciation						256					376				731
Annual depreciation rate					20.00%
Leasehold improvements to flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions						676,457					529,331				226,526
Depreciation						313,464					382,745				404,659
Annual depreciation rate	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event
Rotable spare parts, furniture and equipment assets
Aircraft, rotable spare parts, furniture and equipment, net
Impairment charges on rotable spare parts, furniture and equipment						$ 0					$ 0				$ 0
Minimum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance	7 days
Length of time before major aircraft and engine maintenance is required	5 years
Minimum | Aircraft parts and rotable spare parts
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate					8.30%
Minimum | Aircraft spare engines
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate					4.00%
Maximum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance	14 days
Duration of major aircraft and engine maintenance	42 days
Length of time before major aircraft and engine maintenance is required	6 years
Maximum | Aircraft parts and rotable spare parts
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate					16.70%
Maximum | Aircraft spare engines
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate					8.30%